Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS	$ 1,846.9	$ 1,487.8
Equity Securities AFS	14.3	13.7
Trading assets at fair value - derivatives	64.2	37.4
Derivative counterparty assets at fair value	26.9	12.9
Total Assets	1,952.3	1,551.8
Trading liabilities at fair value - derivatives	(85.6)	(86.9)
Derivative counterparty liabilities at fair value	(32.1)	(24.1)
Total Liabilities	(117.7)	(111.0)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS	1,255.6	675.9
Equity Securities AFS	14.3	13.7
Total Assets	1,269.9	689.6
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS	591.3	811.9
Trading assets at fair value - derivatives	64.2	37.4
Derivative counterparty assets at fair value	26.9	12.9
Total Assets	682.4	862.2
Trading liabilities at fair value - derivatives	(74.2)	(77.2)
Derivative counterparty liabilities at fair value	(32.1)	(24.1)
Total Liabilities	(106.3)	(101.3)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS
Equity Securities AFS
Trading assets at fair value - derivatives
Derivative counterparty assets at fair value
Total Assets
Trading liabilities at fair value - derivatives	(11.4)	(9.7)
Derivative counterparty liabilities at fair value
Total Liabilities	$ (11.4)	$ (9.7)